SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS (Details) - SGD ($)	Dec. 31, 2025	Dec. 31, 2024
Later than one years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Partially and fully unsatisfied performance obligations	$ 802,000	$ 485,000
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Partially and fully unsatisfied performance obligations	372,000	250,000
Later than ten years [member]
IfrsStatementLineItems [Line Items]
Partially and fully unsatisfied performance obligations	$ 31,000	$ 30,000